Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies
(3)           Summary of Significant Accounting Policies

(a)Use of Estimates

The preparation of financial statements, in accordance with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period.  Actual results could differ from those estimates.

(b)Fair Value of Financial Instruments

As of December 31, 2010 and 2011, the carrying amounts of financial instruments held by the Company, which include cash equivalents, short-term investments, prepaid expenses and other current assets, accounts payable, and accrued expenses, approximate fair value due to the short-term nature of those instruments.  In addition, the carrying value of the Company's debt instruments, which do not have readily ascertainable market values, approximate fair value, given that the interest rates on outstanding borrowings approximate market rates.

(c)Cash and Cash Equivalents

The Company considers all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents.  As of December 31, 2010 and 2011, cash and cash equivalents included government-backed money market funds, commercial paper, and various bank deposit accounts.  As of December 31, 2011, $1.2 million of the Company's cash is held in a separate account collateralizing letters of credit issued by a bank in favor of the landlord of our leased facility in East Norriton, Pennsylvania.  See Note 16 for more details.

(d)Short-term Investments

The Company classifies investments as held-to-maturity at the time of purchase and reevaluates such designation as of each balance sheet date.  Securities are classified as held-to-maturity when the Company has the positive intent and the ability to hold the securities until maturity.  Held-to-maturity investments are recorded at amortized cost, adjusted for the accretion of discounts or premiums.  Discounts or premiums are accreted into interest income over the life of the related investment using the straight-line method, which approximates the effective- yield method.  Dividend and interest income are recognized when earned.

(e)Property and Equipment

Property and equipment are stated at cost.  Depreciation is provided over the estimated useful lives of the assets using the straight-line method.  The Company uses a life of three years for computer equipment, five years for laboratory and office and warehouse equipment, seven years for furniture and fixtures, and the lesser of the useful life of the asset or the remaining life of the underlying facility lease for leasehold improvements.  Expenditures for maintenance, repairs, and betterments that do not prolong the useful life of the asset are charged to expense as incurred.  The Company capitalizes interest in connection with the construction of property and equipment.

(f)Impairment of Long-Lived Assets

Long-lived assets, such as property and equipment, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.  Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to estimated undiscounted future cash flows expected to be generated by the asset.  If the carrying amount of an asset exceeds its estimated future cash flows, then an impairment charge is recognized by the amount by which the carrying amount of the asset exceeds the fair value of the asset.  During the year ended December 31, 2011, the Company recorded a charge for impairment of property and equipment.  See Note 6 for additional information.

(g)Research and Development

Research and development costs are charged to expense as incurred.  Research and development costs consist of personnel related expenses, including salaries, benefits, travel, and other related expenses, including stock-based compensation; payments made to third party contract research organizations for preclinical studies, investigative sites for clinical trials, and consultants; costs associated with regulatory filings and the advancement of the Company's product candidates through preclinical studies and clinical trials; laboratory and other supplies; manufacturing development costs; and related facility maintenance.

(h)Income Taxes

Income taxes are accounted for under the asset-and-liability method.  Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards.  Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.  The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

(i)Stock-Based Compensation

The Company measures and recognizes compensation expense for all employee stock-based payments at fair value, net of estimated forfeitures, over the vesting period of the underlying stock-based awards.  In addition, the Company accounts for stock-based compensation to nonemployees in accordance with the accounting guidance for equity instruments that are issued to other than employees.

Determining the appropriate fair value of stock-based payment awards require the input of subjective assumptions, including the expected life of the stock-based payment awards and stock price volatility.  The Company uses the Black-Scholes option-pricing model to value its stock option awards.  The assumptions used in calculating the fair value of stock-based payment awards represent management's best estimates and involve inherent uncertainties and the application of management's judgment.  As a result, if factors change and management uses different assumptions, stock-based compensation expense could be materially different in the future.  Since the Company does not have sufficient historical volatility of its stock for the expected term of its options, it uses comparable public companies as a basis for its expected volatility to calculate the fair value of option grants.

The estimation of the number of stock awards that will ultimately vest requires judgment, and to the extent actual results or updated estimates differ from the Company's current estimates, such amounts will be recorded as an adjustment in the period in which estimates are revised.  The Company considers many factors when estimating expected forfeitures for stock awards granted to employees, consultants and directors, including types of awards, employee class, and an analysis of the Company's historical and known forfeitures on existing awards.  Under the true-up provisions of the stock based compensation guidance, the Company records additional expense if the actual forfeiture rate is lower than estimated, and a recovery of expense if the actual forfeiture rate is higher than estimated, during the period in which the options vest.

(j)Net Loss Per Share

Basic and diluted net loss per common share is determined by dividing net loss attributable to common stockholders by the weighted-average common shares outstanding less the weighted-average shares subject to repurchase during the period.  For all periods presented, the outstanding Series A, Series B, and Series C, common stock options and preferred and common stock warrants have been excluded from the calculation because their effect would be anti-dilutive.  Therefore, the weighted-average shares used to calculate both basic and diluted loss per share are the same.

The following potentially dilutive securities have been excluded from the computations of diluted weighted-average shares outstanding as of December 31, 2009, 2010, and 2011, as they would be anti-dilutive:

	Year Ended December 31,
	2009	2010	2011
Shares underlying warrants outstanding	160,544	11,435	1,064,616
Shares underlying options outstanding	71,366	137,898	174,874
Unvested restricted stock	44	—	13,988
Shares of redeemable convertible preferred stock	81,954,127	—	—

 (k)Deferred Equity Offering Costs

Deferred equity offering costs include costs directly attributable to the Company's offering of its equity securities.  In accordance with FASB ASC 340-10, Other Assets and Deferred Costs, these costs are deferred and capitalized as part of other assets.  Costs attributable to the equity offerings will be charged against the proceeds of the offering once completed.

(l)Reverse Stock Split

On February 18, 2010, the board of directors of the Company, subject to stockholder approval, approved a reverse stock split of the Company's common stock at a ratio of one share for every 14.5 shares previously held.  The reverse stock split was effective on March 24, 2010.

On May 25, 2012, the Company's Board of Directors approved a reverse stock split on the basis of one share of common stock for each currently outstanding 10 shares of pre-split common stock that became effective on June 14, 2012.  All common share and per-share data included in these financial statements reflect such reverse stock split.

(m)Reclassification

Certain prior period amounts in the financial statements and notes thereto have been reclassified to conform to the current period presentation.